UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-06351

Name and Address of Registrant:

Green Century Funds
114 State Street
Suite 200
Boston, Massachusetts 02109

Name and address of agent for service:

Green Century Capital Management, Inc.
114 State Street
Suite 200
Boston, Massachusetts  02109

Registrant’s telephone number: (617) 482-0800

Date of fiscal year end: July 31

Date of reporting period: October 31, 2014

Item 1.  Schedule of Investments

The Schedules of Investments for the Green Century Funds are set forth below.

GREEN CENTURY BALANCED FUND
PORTFOLIO OF INVESTMENTS
October 31, 2014
(Unaudited)

	SHARES	VALUE
Common Stocks - 69.7%
Technology Hardware & Equipment - 7.8%
Apple, Inc.	30,716	$3,317,328
Cisco Systems, Inc.	78,524	1,921,482
F5 Networks, Inc. (a)	6,829	839,831
Palo Alto Networks, Inc. (a)	10,487	1,108,476
QUALCOMM, Inc.	31,102	2,441,818
SanDisk Corporation	5,351	503,743
		10,132,678

Capital Goods - 6.6%
Cummins, Inc.	6,059	885,705
Eaton Corporation PLC (b)	15,177	1,037,955
Hexcel Corporation (a)	21,544	902,478
Lincoln Electric Holdings, Inc.	24,209	1,754,668
Middleby Corporation (The) (a)	6,045	534,982
Pentair PLC	8,937	599,226
Valmont Industries, Inc.	9,052	1,232,611
W.W. Grainger, Inc.	2,176	537,037
Wabtec Corporation	12,298	1,061,317
		8,545,979

Banks - 6.3%
East West Bancorp, Inc.	23,205	853,016
Fifth Third Bancorp	59,794	1,195,282
First Republic Bank	12,079	615,184
JPMorgan Chase & Company	15,051	910,285
SVB Financial Group (a)	12,259	1,372,885
Umpqua Holdings Corporation	107,099	1,884,942
Wells Fargo & Company	26,213	1,391,648
		8,223,242

Pharmaceuticals & Biotechnology - 5.8%
Amgen, Inc.	10,456	1,695,754
Gilead Sciences, Inc. (a)	17,468	1,956,416
Novartis A.G. American Depositary Receipt (b)	13,937	1,291,821
Shire PLC American Depositary Receipt (b)	12,735	2,544,453
		7,488,444

Software & Services - 5.1%
Citrix Systems, Inc. (a)	12,453	799,856
eBay, Inc. (a)	10,068	528,570
Google, Inc., Class A (a)	1,195	678,605
Google, Inc., Class C (a)	1,195	668,101
MasterCard, Inc., Class A	20,180	1,690,075
Microsoft Corporation	48,530	2,278,483
		6,643,690

Healthcare Equipment & Services - 4.8%
Baxter International, Inc.	19,756	1,385,686
Hologic, Inc. (a)	27,988	733,006
Omnicell, Inc. (a)	34,317	1,108,782
UnitedHealth Group, Inc.	21,130	2,007,561
Zimmer Holdings, Inc.	8,952	995,821
		6,230,856

Diversified Financials - 4.6%
American Express Company	4,365	$392,632
Charles Schwab Corporation (The)	29,124	834,985
Citigroup, Inc.	14,937	799,577
Stifel Financial Corporation (a)	45,527	2,162,988
T. Rowe Price Group, Inc.	21,920	1,799,413
		5,989,595

Insurance - 3.3%
Aflac, Inc.	26,068	1,557,042
Horace Mann Educators Corporation	22,076	671,331
Lincoln National Corporation	9,136	500,287
Reinsurance Group of America, Inc.	17,685	1,489,961
		4,218,621

Renewable Energy & Energy Efficiency - 2.8%
EnerNOC, Inc. (a)	20,794	307,127
First Solar, Inc. (a)	14,364	846,040
Johnson Controls, Inc.	42,904	2,027,214
Ormat Technologies, Inc.	14,579	422,062
		3,602,443

Retailing - 2.6%
Home Depot, Inc. (The)	10,868	1,059,847
Priceline Group, Inc. (The) (a)	656	791,274
TJX Companies, Inc. (The)	23,348	1,478,395
		3,329,516

Food & Beverage - 2.5%
General Mills, Inc.	300	15,588
JM Smucker Company (The)	14,257	1,482,728
Keurig Green Mountain, Inc.	3,228	489,849
Unilever NV American Depositary Receipt (b)	31,749	1,229,639
		3,217,804

Semiconductors - 2.4%
ARM Holdings PLC American Depositary Receipt (b)	18,970	810,209
Intel Corporation	15,114	514,027
NXP Semiconductors NV (a)(b)	20,229	1,388,923
Xilinx, Inc.	9,641	428,832
		3,141,991

Materials - 2.2%
Sealed Air Corporation	48,847	1,770,704
Sonoco Products Company	26,042	1,064,336
		2,835,040

Consumer Durables & Apparel - 1.9%
Deckers Outdoor Corporation (a)	15,424	1,348,983
Jarden Corporation (a)	16,806	1,093,903
		2,442,886

Transportation - 1.9%
J.B. Hunt Transport Services, Inc.	11,215	894,621
United Parcel Service, Inc., Class B	14,699	1,542,072
		2,436,693

Healthy Living - 1.8%
United Natural Foods, Inc. (a)	16,707	1,136,410
Whole Foods Market, Inc.	29,412	1,156,774
		2,293,184

Consumer Services - 1.6%
Panera Bread Company, Class A (a)	8,722	1,409,824
Starbucks Corporation	275	20,779
Starwood Hotels & Resorts Worldwide, Inc.	7,632	585,069
		2,015,672

Telecommunication Services - 1.4%
BT Group PLC American Depositary Receipt (b)	20,460	$1,207,140
SBA Communications Corporation, Class A (a)	6,029	677,237
		1,884,377

Media - 1.4%
Discovery Communications, Inc., Class A (a)	20,215	714,600
Discovery Communications, Inc., Class C (a)	4,016	140,520
IMAX Corporation (a)	31,470	927,106
		1,782,226

Automobiles & Components - 1.0%
BorgWarner, Inc.	21,911	1,249,365

Household & Personal Products - 0.9%
Church & Dwight Company, Inc.	15,909	1,151,971

Food & Staples Retailing - 0.6%
Costco Wholesale Corporation	5,952	793,818

Commercial & Professional Services - 0.4%
Interface, Inc.	34,302	549,861

Total Common Stocks (Cost $69,303,224)		90,199,952

	PRINCIPAL AMOUNT	VALUE
Bonds & Notes - 29.1%
Green Bonds, Renewable Energy & Energy Efficiency - 9.6%
African Development Bank
0.75%, due 10/18/16(b)	$1,000,000	1,003,091
Bank of America Corporation
1.35%, due 11/21/16	1,000,000	1,001,401
European Investment Bank
2.50%, due 10/15/24	1,000,000	998,112
Export-Import Bank of Korea
1.75%, due 2/27/18(b)	1,000,000	998,609
International Bank for Reconstruction & Development
0.375%, due 8/24/15	1,000,000	1,001,310
International Bank for Reconstruction & Development
2.00%, due 10/20/16	500,000	513,805
International Bank for Reconstruction & Development
2.25%, due 9/30/24(c)	750,000	739,635
International Finance Corporation
0.625%, due 11/15/16	1,000,000	998,548
Johnson Controls, Inc.
5.50%, due 1/15/16	500,000	528,305
Nordic Investment Bank
2.25%, due 9/30/21	1,500,000	1,515,085
Overseas Private Investment Corporation
3.28%, due 9/15/29	800,000	822,965
Overseas Private Investment Corporation
3.33%, due 5/15/33	250,000	252,581
Overseas Private Investment Corporation
3.43%, due 6/1/33	250,000	260,360
Regency Centers LP
3.75%, due 6/15/24	750,000	753,236
Vornado Realty LP
2.50%, due 6/30/19	1,000,000	999,386
		12,386,429

U.S. Government Agencies - 4.8%
Federal Farm Credit Bank
5.125%, due 8/25/16	500,000	540,592
Federal Farm Credit Bank
2.50%, due 11/5/20	1,000,000	1,000,127

Federal Farm Credit Bank
2.26%, due 11/13/24	$1,000,000	$974,228
Federal Home Loan Bank
5.625%, due 6/13/16	1,000,000	1,081,386
Federal Home Loan Bank
3.875%, due 12/14/18	550,000	601,681
Federal Home Loan Bank
2.00%, due 6/25/27(c)	1,000,000	974,138
Federal Home Loan Mortgage Corporation
0.35%, due 12/5/14	500,000	500,140
Federal Home Loan Mortgage Corporation
3.75%, due 3/27/19	500,000	545,096
		6,217,388

Software & Services - 3.3%
International Business Machines Corporation
2.00%, due 1/5/16	500,000	509,123
International Business Machines Corporation
8.375%, due 11/1/19	500,000	646,670
Microsoft Corporation
1.625%, due 9/25/15	500,000	505,740
Oracle Corporation
1.20%, due 10/15/17	500,000	498,582
Oracle Corporation
5.00%, due 7/8/19	1,000,000	1,126,391
Symantec Corporation
4.20%, due 9/15/20	1,000,000	1,013,261
		4,299,767

Diversified Financials - 2.0%
Bank of New York Mellon Corporation (The)
3.55%, due 9/23/21	1,000,000	1,040,792
Citigroup, Inc.
3.953%, due 6/15/16	500,000	522,793
Deutsche Bank A.G.
3.25%, due 1/11/16(b)	500,000	514,694
Morgan Stanley
3.80%, due 4/29/16	500,000	519,881
		2,598,160

Banks - 1.9%
HSBC Bank USA N.A.
6.00%, due 8/9/17	500,000	557,472
HSBC Holdings PLC
5.10%, due 4/5/21	750,000	847,601
JPMorgan Chase & Company
4.40%, due 7/22/20	1,000,000	1,084,809
		2,489,882

Pharmaceuticals & Biotechnology - 1.9%
Amgen, Inc.
4.85%, due 11/18/14	500,000	500,806
Amgen, Inc.
5.70%, due 2/1/19	1,250,000	1,416,416
Thermo Fisher Scientific, Inc.
2.40%, due 2/1/19	500,000	503,339
		2,420,561

Telecommunication Services - 1.3%
America Movil SAB de C.V.
5.00%, due 10/16/19(b)	750,000	844,642
AT&T, Inc.
2.50%, due 8/15/15	333,000	338,136
Verizon Communications, Inc.
6.35%, due 4/1/19	500,000	583,715
		1,766,493

Media - 0.9%
Discovery Communications LLC
5.625%, due 8/15/19	$1,000,000	$1,136,798

Real Estate - 0.8%
HCP, Inc.
3.875%, due 8/15/24	1,000,000	1,001,576

Technology Hardware & Equipment - 0.8%
Dell, Inc.
2.30%, due 9/10/15	500,000	503,750
EMC Corporation
1.875%, due 6/1/18	500,000	497,449
		1,001,199

Healthcare Equipment & Services - 0.8%
Baxter International, Inc.
1.85%, due 6/15/18	500,000	500,282
Stryker Corporation
1.30%, due 4/1/18	500,000	494,270
		994,552

Capital Goods - 0.6%
Koninklijke Philips NV
5.75%, due 3/11/18	750,000	841,097

Food & Staples Retailing - 0.4%
CVS Health Corporation
2.25%, due 12/5/18	500,000	505,869

Total Bonds & Notes (Cost $37,234,656)		37,659,771

Certificates Of Deposit - 0.1%
Self Help Credit Union Environmental Certificate of Deposit
1.25%, due 8/10/16	95,000	95,000

Total Certificates Of Deposit (Cost $95,000)		95,000

Short-term Obligation - 0.9%
Repurchase Agreement - State Street Bank & Trust Repurchase Agreement, 0.00%, dated 10/31/14, due 11/3/14, proceeds $1,107,620 (collateralized by Fannie Mae, 4.00%, due 9/25/39, value $1,130,087) (Cost $1,107,620)		1,107,620

TOTAL INVESTMENTS (d) - 99.8% (Cost $107,740,500)		129,062,343
Other Assets Less Liabilities - 0.2%		306,363
NET ASSETS -100.0%		$129,368,706

(a)	Non-income producing security.
(b)	Securities whose values are determined or significantly influenced by trading in markets other than the United States or Canada.
(c)	Step rate bond. Rate shown is currently in effect at October 31, 2014.
(d)
The cost of investments for federal income tax purposes is $107,740,500 resulting in gross unrealized appreciation and depreciation of $21,905,431 and $583,588 respectively, or net unrealized appreciation of $21,321,843.

See Notes to Schedule of Investments

GREEN CENTURY EQUITY FUND
PORTFOLIO OF INVESTMENTS
October 31, 2014
(Unaudited)

	SHARES	VALUE
Common Stocks - 99.5%
Software & Services - 13.4%
Accenture PLC, Class A	9,814	$796,112
Adobe Systems, Inc. (a)	7,406	519,309
Advent Software, Inc.	665	22,982
Autodesk, Inc. (a)	3,574	205,648
CA, Inc.	5,131	149,107
Cognizant Technology Solutions Corporation, Class A (a)	9,419	460,118
Compuware Corporation	3,603	36,570
Convergys Corporation	1,665	33,583
Covisint Corporation (a)	505	1,459
FactSet Research Systems, Inc.	631	82,939
FleetCor Technologies, Inc. (a)	1,164	175,252
Google, Inc., Class A (a)	4,373	2,483,295
Google, Inc., Class C (a)	4,450	2,487,906
International Business Machines Corporation	14,918	2,452,519
Intuit, Inc.	4,237	372,898
NetSuite, Inc. (a)	515	55,960
Oracle Corporation	55,399	2,163,331
salesforce.com, Inc. (a)	9,093	581,861
Symantec Corporation	10,769	267,287
Teradata Corporation (a)	2,462	104,192
Workday, Inc., Class A (a)	1,483	141,597
Xerox Corporation	17,058	226,530
Yahoo!, Inc. (a)	14,911	686,652
		14,507,107

Pharmaceuticals & Biotechnology - 11.1%
Affymetrix, Inc. (a)	991	8,929
Agilent Technologies, Inc.	5,131	283,642
Amgen, Inc.	11,761	1,907,399
Biogen Idec, Inc. (a)	3,685	1,183,180
Bristol-Myers Squibb Company	25,785	1,500,429
Cepheid (a)	1,042	55,236
Fluidigm Corporation (a)	505	14,645
Gilead Sciences, Inc. (a)	23,862	2,672,544
Merck & Company, Inc.	45,448	2,633,257
Mettler-Toledo International, Inc. (a)	435	112,434
PAREXEL International Corporation (a)	868	47,141
Techne Corporation	550	50,078
Thermo Fisher Scientific, Inc.	6,177	726,230
Vertex Pharmaceuticals, Inc. (a)	3,645	410,573
VIVUS, Inc. (a)	1,168	3,960
Waters Corporation (a)	1,310	145,148
Zoetis, Inc.	8,020	298,023
		12,052,848

Capital Goods - 6.5%
3M Company	9,665	1,486,187
A.O. Smith Corporation	1,203	64,180
AECOM Technology Corporation (a)	2,163	70,406
AGCO Corporation	1,393	61,724
Air Lease Corporation	1,582	57,885
American Science & Engineering, Inc.	117	6,470
Applied Industrial Technologies, Inc.	566	27,626

Builders FirstSource, Inc. (a)	589	$3,493
Caterpillar, Inc.	9,223	935,304
CLARCOR, Inc.	804	53,836
Cummins, Inc.	2,749	401,849
Deere & Company	5,339	456,698
Dover Corporation	2,582	205,114
EMCOR Group, Inc.	1,071	47,263
Fastenal Company	4,365	192,235
Graco, Inc.	939	73,711
Granite Construction, Inc.	512	18,898
H&E Equipment Services, Inc.	568	21,238
Illinois Tool Works, Inc.	6,123	557,499
Ingersoll-Rand PLC	4,308	269,767
Lincoln Electric Holdings, Inc.	1,156	83,787
Masco Corporation	5,463	120,568
Meritor, Inc. (a)	1,640	18,844
Middleby Corporation (The) (a)	922	81,597
Nordson Corporation	941	72,034
Owens Corning	1,552	49,757
Pall Corporation	1,726	157,791
Parker Hannifin Corporation	2,340	297,250
Rockwell Automation, Inc.	2,191	246,159
Snap-on, Inc.	913	120,644
Tennant Company	238	17,548
Timken Company (The)	1,202	51,674
United Rentals, Inc. (a)	1,571	172,904
W.W. Grainger, Inc.	954	235,447
WABCO Holdings, Inc. (a)	921	89,687
Wabtec Corporation	1,530	132,039
Xylem, Inc.	2,893	105,189
		7,064,302

Technology Hardware & Equipment - 6.3%
Black Box Corporation	196	4,310
Calix, Inc. (a)	430	4,648
Cisco Systems, Inc.	79,417	1,943,334
Corning, Inc.	20,329	415,322
Digi International, Inc. (a)	323	2,674
EMC Corporation	31,745	912,034
Flextronics International Ltd. (a)	9,009	96,577
Hewlett-Packard Company	29,445	1,056,487
Kemet Corporation (a)	559	2,683
Lexmark International, Inc.	900	38,844
Motorola Solutions, Inc.	3,530	227,685
Oplink Communications, Inc.	231	4,816
Plantronics, Inc.	611	31,693
Polycom, Inc. (a)	2,000	26,160
QUALCOMM, Inc.	26,191	2,056,255
Silicon Graphics International Corporation (a)	443	3,845
Super Micro Computer, Inc. (a)	650	20,774
		6,848,141

Diversified Financials - 5.9%
American Express Company	14,730	1,324,964
Ameriprise Financial, Inc.	2,966	374,220
Bank of New York Mellon Corporation (The)	17,729	686,467
BlackRock, Inc.	2,083	710,532
Charles Schwab Corporation (The)	18,257	523,428
CME Group, Inc.	4,917	412,094
Franklin Resources, Inc.	6,392	355,459
Intercontinental Exchange, Inc.	1,780	370,756
Invesco Ltd.	6,779	274,346
Legg Mason, Inc.	1,660	86,320
Northern Trust Corporation	3,487	231,188
PHH Corporation (a)	875	20,729

State Street Corporation	6,684	$504,375
T. Rowe Price Group, Inc.	4,076	334,599
TD Ameritrade Holding Corporation	4,238	142,990
		6,352,467

Household & Personal Products - 5.5%
Avon Products, Inc.	6,545	68,068
Clorox Company (The)	2,040	202,980
Colgate-Palmolive Company	14,268	954,244
Energizer Holdings, Inc.	969	118,848
Estee Lauder Companies, Inc. (The), Class A	3,643	273,881
Kimberly-Clark Corporation	5,894	673,507
Procter & Gamble Company (The)	41,961	3,661,936
		5,953,464

Food & Beverage - 5.2%
Bunge Ltd.	2,283	202,388
Campbell Soup Company	3,180	140,461
Coca-Cola Enterprises, Inc.	3,842	166,551
Darling Ingredients, Inc. (a)	2,503	44,053
General Mills, Inc.	9,582	497,881
JM Smucker Company (The)	1,655	172,120
Kellogg Company	4,216	269,655
Keurig Green Mountain, Inc.	1,889	286,656
Kraft Foods Group, Inc.	9,366	527,774
McCormick & Company, Inc.	1,920	135,782
Mondelez International, Inc., Class A	26,321	928,078
PepsiCo, Inc.	23,537	2,263,553
		5,634,952

Real Estate - 4.9%
American Tower Corporation	6,141	598,748
AvalonBay Communities, Inc.	2,030	316,355
Boston Properties, Inc.	2,451	310,664
CBRE Group, Inc., Class A (a)	4,519	144,608
Corporate Office Properties Trust	1,444	39,479
Digital Realty Trust, Inc.	2,104	145,155
Duke Realty Corporation	5,452	103,370
Equity Residential	5,408	376,180
Federal Realty Investment Trust	1,087	143,267
Forest City Enterprises, Inc., Class A (a)	2,410	50,345
HCP, Inc.	7,189	316,100
Host Hotels & Resorts, Inc.	12,190	284,149
Iron Mountain, Inc.	2,601	93,818
Jones Lang LaSalle, Inc.	674	91,132
Liberty Property Trust	2,364	82,196
Macerich Company (The)	2,235	157,568
Plum Creek Timber Company, Inc.	2,754	112,942
Potlatch Corporation	665	29,253
Prologis, Inc.	7,918	329,785
Simon Property Group, Inc.	4,881	874,724
UDR, Inc.	4,108	124,185
Vornado Realty Trust	2,705	296,143
Weyerhaeuser Company	8,176	276,839
		5,297,005

Semiconductors - 4.3%
Advanced Micro Devices, Inc. (a)	10,089	28,249
Analog Devices, Inc.	4,811	238,722
Applied Materials, Inc.	18,830	415,955
Intel Corporation	77,272	2,628,021
Lam Research Corporation	2,520	196,207
Microchip Technology, Inc.	3,080	132,779
NVIDIA Corporation	8,575	167,555

Texas Instruments, Inc.	16,772	$832,897
		4,640,385

Healthcare Equipment & Services - 4.0%
AmerisourceBergen Corporation	3,451	294,750
Becton, Dickinson and Company	3,012	387,644
Cardinal Health, Inc.	5,268	413,433
Cerner Corporation (a)	4,928	312,140
Cigna Corporation	4,153	413,514
DENTSPLY International, Inc.	2,117	107,480
Edwards Lifesciences Corporation (a)	1,630	197,100
Henry Schein, Inc. (a)	1,268	152,198
Hologic, Inc. (a)	3,338	87,422
Humana, Inc.	2,421	336,156
IDEXX Laboratories, Inc. (a)	812	115,036
Laboratory Corporation of America Holdings (a)	1,308	142,951
Medtronic, Inc.	15,522	1,057,980
Molina Healthcare, Inc. (a)	523	25,439
MWI Veterinary Supply, Inc. (a)	202	34,270
Patterson Companies, Inc.	1,282	55,267
Select Medical Holdings Corporation	1,232	17,765
Team Health Holdings, Inc. (a)	1,111	69,482
Varian Medical Systems, Inc. (a)	1,573	132,321
		4,352,348

Retailing - 3.6%
ANN, Inc. (a)	672	25,798
Bed Bath & Beyond, Inc. (a)	3,127	210,572
Best Buy Company, Inc.	4,604	157,181
Blue Nile, Inc. (a)	189	6,710
Brown Shoe Company, Inc.	555	14,757
Buckle, Inc. (The)	467	23,037
CarMax, Inc. (a)	3,395	189,815
Foot Locker, Inc.	2,312	129,495
GameStop Corporation, Class A	1,803	77,096
Gap, Inc. (The)	3,736	141,557
Genuine Parts Company	2,354	228,526
HSN, Inc.	501	33,101
Kohl's Corporation	3,153	170,956
LKQ Corporation (a)	4,614	131,822
Men's Wearhouse, Inc. (The)	579	27,230
Netflix, Inc. (a)	889	349,173
New York & Company, Inc. (a)	300	981
Nordstrom, Inc.	2,181	158,362
Nutrisystem, Inc.	323	5,439
Office Depot, Inc. (a)	8,183	42,715
PetSmart, Inc.	1,467	106,137
Pier 1 Imports, Inc.	1,245	16,061
Pool Corporation	714	42,626
Shutterfly, Inc. (a)	537	22,463
Signet Jewelers Ltd.	1,203	144,372
Staples, Inc.	10,097	128,030
Tiffany & Company	1,986	190,894
TJX Companies, Inc. (The)	10,882	689,048
Tractor Supply Company	2,160	158,155
TripAdvisor, Inc. (a)	1,813	160,741
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	954	115,253
Weyco Group, Inc.	120	3,738
		3,901,841

Telecommunication Services - 3.5%
CenturyLink, Inc.	8,916	369,836
Cincinnati Bell, Inc. (a)	2,820	10,349
Level 3 Communications, Inc. (a)	2,819	132,239
Sprint Corporation (a)	12,498	74,113

Verizon Communications, Inc.	64,310	$3,231,578
		3,818,115

Materials - 3.5%
Air Products & Chemicals, Inc.	3,288	442,762
Albemarle Corporation	1,195	69,764
Avery Dennison Corporation	1,499	70,228
Ball Corporation	2,190	141,102
Compass Minerals International, Inc.	514	44,040
Domtar Corporation	1,029	42,261
Eastman Chemical Company	2,350	189,833
Ecolab, Inc.	4,164	463,162
H.B. Fuller Company	817	34,290
International Flavors & Fragrances, Inc.	1,248	123,739
MeadWestvaco Corporation	2,580	113,959
Minerals Technologies, Inc.	500	38,355
Mosaic Company (The)	4,985	220,885
Nucor Corporation	4,899	264,840
Praxair, Inc.	4,523	569,853
Rock-Tenn Company, Class A	2,226	113,860
Schnitzer Steel Industries, Inc., Class A	354	8,337
Sealed Air Corporation	3,186	115,493
Sherwin-Williams Company (The)	1,333	306,003
Sigma-Aldrich Corporation	1,841	250,210
Sonoco Products Company	1,758	71,849
Valspar Corporation (The)	1,221	100,317
Wausau Paper Corporation	607	6,003
		3,801,145

Insurance - 3.1%
ACE Ltd.	5,250	573,825
Aflac, Inc.	7,084	423,127
Chubb Corporation (The)	3,790	376,574
Hartford Financial Services Group, Inc.	7,055	279,237
Marsh & McLennan Companies, Inc.	8,588	466,930
PartnerRe Ltd.	720	83,297
Principal Financial Group, Inc.	4,677	244,934
Progressive Corporation (The)	8,683	229,318
Travelers Companies, Inc. (The)	5,411	545,429
Willis Group Holdings PLC	2,402	97,353
		3,320,024

Transportation - 2.8%
ArcBest Corporation	453	17,531
Avis Budget Group, Inc. (a)	1,708	95,221
C.H. Robinson Worldwide, Inc.	2,334	161,536
CSX Corporation	15,645	557,431
Echo Global Logistics, Inc. (a)	270	7,055
Expeditors International of Washington, Inc.	2,996	127,809
Genesee & Wyoming, Inc., Class A (a)	798	76,768
Hertz Global Holdings, Inc. (a)	6,954	152,432
Norfolk Southern Corporation	4,799	530,962
Ryder System, Inc.	834	73,784
Southwest Airlines Company	2,806	96,751
United Parcel Service, Inc., Class B	10,975	1,151,387
Wesco Aircraft Holdings, Inc. (a)	951	16,880
		3,065,547

Consumer Services - 2.8%
Choice Hotels International, Inc.	455	24,343
Darden Restaurants, Inc.	2,071	107,236
DeVry Education Group, Inc.	874	42,310
Jack in the Box, Inc.	635	45,111
Marriott International, Inc., Class A	3,689	279,442
McDonald's Corporation	15,324	1,436,319
Royal Caribbean Cruises Ltd.	2,590	176,042

Starbucks Corporation	11,688	$883,145
Vail Resorts, Inc.	539	46,548
		3,040,496

Banks - 2.8%
Bank of Hawaii Corporation	752	44,029
Cathay General Bancorp	1,037	27,387
CIT Group, Inc.	2,992	146,398
Comerica, Inc.	2,809	134,102
Heartland Financial USA, Inc.	221	5,879
International Bancshares Corporation	818	23,207
KeyCorp	13,704	180,893
M&T Bank Corporation	1,809	221,024
New York Community Bancorp, Inc.	6,881	109,752
Old National Bancorp	1,978	28,780
People's United Financial, Inc.	4,944	72,281
PNC Financial Services Group, Inc. (The)	8,284	715,655
Popular, Inc. (a)	1,555	49,573
U.S. Bancorp	28,186	1,200,723
Umpqua Holdings Corporation	2,933	51,621
		3,011,304

Consumer Durables & Apparel - 2.7%
Callaway Golf Company	1,006	7,887
Columbia Sportswear Company	402	15,493
CSS Industries, Inc.	90	2,570
Deckers Outdoor Corporation (a)	553	48,365
Ethan Allen Interiors, Inc.	544	15,395
Hanesbrands, Inc.	1,559	164,646
La-Z-Boy, Inc.	774	17,694
Mattel, Inc.	5,156	160,197
Meritage Homes Corporation (a)	595	21,890
Michael Kors Holdings Ltd. (a)	3,167	248,895
Mohawk Industries, Inc. (a)	979	139,057
Newell Rubbermaid, Inc.	4,318	143,919
NIKE, Inc., Class B	10,884	1,011,886
Oxford Industries, Inc.	198	12,128
Polaris Industries, Inc.	954	143,920
PVH Corporation	1,281	146,482
Tupperware Brands Corporation	811	51,701
Under Armour, Inc., Class A (a)	2,547	167,032
VF Corporation	5,401	365,540
Wolverine World Wide, Inc.	1,589	43,126
		2,927,823

Media - 2.7%
Charter Communications, Inc., Class A (a)	1,187	188,009
Discovery Communications, Inc., Class A (a)	2,282	80,669
Discovery Communications, Inc., Class C (a)	4,526	158,365
DreamWorks Animation SKG, Inc., Class A (a)	1,126	25,087
John Wiley & Sons, Inc., Class A	731	42,683
Liberty Global PLC, Class A (a)	3,323	151,097
Liberty Global PLC, Series C (a)	8,208	365,010
New York Times Company (The), Class A	2,214	28,428
Scholastic Corporation	492	17,126
Scripps Networks Interactive, Inc., Class A	1,250	96,550
Time Warner Cable, Inc.	4,310	634,475
Time Warner, Inc.	13,695	1,088,341
		2,875,840

Utilities - 1.8%
American Water Works Company, Inc.	2,908	155,200
Avista Corporation	1,235	43,781
CenterPoint Energy, Inc.	6,582	161,588
CMS Energy Corporation	4,410	144,075
Consolidated Edison, Inc.	4,682	296,651

Integrys Energy Group, Inc.	1,360	$98,845
MGE Energy, Inc.	789	35,087
New Jersey Resources Corporation	840	49,123
Northeast Utilities	5,085	250,945
Northwest Natural Gas Company	648	30,410
Pepco Holdings, Inc.	4,162	113,789
Piedmont Natural Gas Company, Inc.	1,468	55,799
Sempra Energy	3,671	403,810
WGL Holdings, Inc.	1,023	48,081
		1,887,184

Renewable Energy & Energy Efficiency - 1.0%
ITC Holdings Corporation	2,657	105,244
Itron, Inc. (a)	580	22,579
Johnson Controls, Inc.	10,360	489,510
Ormat Technologies, Inc.	604	17,486
Quanta Services, Inc. (a)	3,324	113,282
SunPower Corporation (a)	740	23,561
Tesla Motors, Inc. (a)	1,361	328,954
		1,100,616

Commercial & Professional Services - 0.8%
ACCO Brands Corporation (a)	1,668	13,728
CBIZ, Inc. (a)	516	4,763
Copart, Inc. (a)	1,790	59,858
Corporate Executive Board Company (The)	556	40,977
Deluxe Corporation	797	48,458
Dun & Bradstreet Corporation (The)	588	72,212
Exponent, Inc.	166	13,250
Heidrick & Struggles International, Inc.	189	3,935
HNI Corporation	744	34,708
ICF International, Inc. (a)	241	8,758
IHS, Inc., Class A (a)	1,053	137,974
Interface, Inc.	928	14,876
Kelly Services, Inc.	413	7,281
Knoll, Inc.	657	13,068
Manpowergroup, Inc.	1,194	79,699
Navigant Consulting, Inc. (a)	626	9,634
On Assignment, Inc. (a)	777	22,611
R.R. Donnelley & Sons Company	3,284	57,306
Resources Connection, Inc.	503	7,781
Robert Half International, Inc.	2,165	118,599
RPX Corporation (a)	613	8,613
Steelcase, Inc.	1,317	23,337
Team, Inc. (a)	246	10,366
Tetra Tech, Inc.	918	24,611
TrueBlue, Inc. (a)	679	16,785
United Stationers, Inc.	667	27,861
		881,049

Automobiles & Components - 0.5%
Autoliv, Inc.	1,462	134,124
BorgWarner, Inc.	3,566	203,333
Harley-Davidson, Inc.	3,427	225,154
		562,611

Food & Staples Retailing - 0.5%
Safeway, Inc.	3,535	123,230
Sysco Corporation	9,237	355,994
		479,224

Healthy Living - 0.3%
Hain Celestial Group, Inc. (The) (a)	772	83,569
United Natural Foods, Inc. (a)	760	51,695

Whole Foods Market, Inc.	5,700	$224,181
		359,445

Total Common Stocks (Cost $78,558,806)		107,735,283

Short-term Obligation - 0.5%
Repurchase Agreement - State Street Bank & Trust Repurchase Agreement, 0.00%, dated 10/31/14, due 11/3/14, proceeds $562,601 (collateralized by Fannie Mae, 4.00%, due 9/25/39, value $574,146) (Cost $562,601)		562,601

TOTAL INVESTMENTS (b) - 100.0% (Cost $79,121,407)		108,297,884
Other Assets Less Liabilities - 0.0%		50,837
NET ASSETS -100.0%		$108,348,721

(a)	Non-income producing security.
(b)
The cost of investments for federal income tax purposes is $80,284,842 resulting in gross unrealized appreciation and depreciation of $29,422,303 and $1,409,261 respectively, or net unrealized appreciation of $28,013,042.

See Notes to Schedule of Investments

GREEN CENTURY BALANCED FUND
GREEN CENTURY EQUITY FUND
NOTES TO SCHEDULES OF INVESMENTS
(Unaudited)

Green Century Funds (the “Trust”) is a Massachusetts business trust which offers two separate series, the Green Century Balanced Fund (the “Balanced Fund”) and the Green Century Equity Fund (the “Equity Fund”), collectively, the “Funds”.  The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, diversified management investment company.  The Trust accounts separately for the assets, liabilities and operations of each series.  The Balanced Fund commenced operations on March 18, 1992 and the Equity Fund commenced operations on September 13, 1995.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements.  Actual results could differ from those estimates.  The following is a summary of the Funds’ significant accounting policies:

(A)
Investment Valuation:  Equity securities listed on national securities exchanges other than NASDAQ are valued at last sale price. If a last sale price is not available, securities listed on national exchanges other than NASDAQ are valued at the mean between the closing bid and closing ask prices. NASDAQ National Market® and SmallCapSM securities are valued at the NASDAQ Official Closing Price ("NOCP"). The NOCP is based on the last traded price if it falls within the concurrent best bid and ask prices and is normalized pursuant to NASDAQ's published procedures if it falls outside this range. If an NOCP is not available for any such security, the security is valued at the last sale price, or, if there have been no sales that day, at the mean between the closing bid and closing ask prices. Unlisted equity securities are valued at last sale price, or when last sale prices are not available, at the last quoted bid price. Debt securities (other than certificates of deposit and short-term obligations maturing in sixty days or less) are valued on the basis of valuations furnished by a pricing service which takes into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of the securities. Securities, if any, for which there are no such valuations or quotations available, or for which the market quotation or valuation provided by a pricing service is deemed not reliable, are valued at fair value by management as determined in good faith under guidelines established by the Trustees. Certificates of deposit are valued at cost plus accrued interest, and short-term obligations maturing in sixty days or less are valued at amortized cost, both of which approximate market value.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices for active markets for identical securities.  An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).  Quoted prices for identical or similar assets in markets that are not active.  Investments valued at amortized cost. Inputs that are derived principally from or corroborated by observable market data.  An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

GREEN CENTURY BALANCED FUND
GREEN CENTURY EQUITY FUND
NOTES TO SCHEDULES OF INVESMENTS
(Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Balanced Fund’s net assets as of October 31, 2014:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
COMMON STOCKS	$90,199,952	$-	$-	$90,199,952
BONDS & NOTES	-	37,659,771	-	37,659,771
CERTIFICATES OF DEPOSIT	-	95,000	-	95,000
SHORT-TERM OBLIGATIONS	-	1,107,620	-	1,107,620
TOTAL	$90,199,952	$38,862,391	$-	$129,062,343

The following is a summary of the inputs used to value the Equity Fund’s net assets as of October 31, 2014:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
COMMON STOCKS	$107,735,283	$-	$-	$107,735,283
SHORT-TERM OBLIGATIONS	-	562,601	-	562,601
TOTAL	$107,735,283	$562,601	$-	$108,297,884

The Funds adopted the Financial Accounting Standards Board (“FASB”) amendments to authoritative guidance which require the Funds to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.  For the period ended October 31, 2014, there were no transfers in and out of Level 1, Level 2 and Level 3.  Neither of the Funds held any Level 3 securities during the period ended October 31, 2014.  It is the Funds’ policy to recognize transfers into and out of all Levels at the end of the reporting period.

(B)
Securities Transactions and Investment Income:  Securities transactions are recorded on a trade date basis.  Realized gains and losses from securities transactions are determined using the identified cost basis.  Interest income, including amortization of premiums and accretion of discounts on bonds, is recognized on the accrual basis and dividend income is recorded on ex-dividend date.

(C)
Options Transactions:  The Balanced Fund may utilize options to hedge or protect from adverse movements in the market values of its portfolio securities and to enhance return. The Equity Fund is authorized to utilize options to hedge against possible increases in the value of securities which are expected to be purchased by the Equity Fund or possible declines in the value of securities which are expected to be sold by the Equity Fund. The use of options involves risk such as the possibility of illiquid markets or imperfect correlation between the value of the option and the underlying securities.  The Funds are also authorized to write put and call options.  Premiums received upon writing put or call options are recorded as an asset with a corresponding liability which is subsequently adjusted to the current market value of the option.  Changes between the initial premiums received and the current market value of the options are recorded as unrealized gains or losses.  When an option is closed, expired or exercised, a gain or loss is realized and the liability is eliminated.  The Funds continue to bear the risk of adverse movements in the price of the underlying assets during the period of the option, although any potential loss during the period would be reduced by the amount of the option premium received.  As required by the Act, liquid securities are designated as collateral in an amount equal to the market value of open options contracts.  For the period ended October 31, 2014, neither the Balanced Fund nor the Equity Fund utilized options or wrote put or call options.

GREEN CENTURY BALANCED FUND
GREEN CENTURY EQUITY FUND
NOTES TO SCHEDULES OF INVESMENTS
(Unaudited)

(D)
Repurchase Agreements:  The Funds enter into repurchase agreements with selected banks or broker-dealers that are deemed by the Funds’ adviser to be creditworthy pursuant to guidelines established by the Board of Trustees.  Each repurchase agreement is recorded at cost, which approximates fair value.  The Funds require that the market value of collateral, represented by securities (primarily U.S. Government securities), be sufficient to cover payments of interest and principal and that the collateral be maintained in a segregated account with a custodian bank in a manner sufficient to enable the Funds to obtain those securities in the event of a default of the counterparty.  In the event of default or bankruptcy by the counterparty to the repurchase agreement, retention of the collateral may be subject to legal proceedings.

Item 2.  Controls and Procedures

(a)
Based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, the “Disclosure Controls”) as of a date within 90 days of the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the registrant’s principal executive officer and principal financial officer have concluded that the Disclosure Controls are effectively designed to ensure that information that is required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosures.

(b)
There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits

Certifications for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Green Century Funds

/s/ Kristina A. Curtis
Kristina A. Curtis
President and Principal Executive Officer
December 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Kristina A. Curtis
Kristina A. Curtis
President and Principal Executive Officer
December 19, 2014

/s/ Kristina A. Curtis
Kristina A. Curtis
Treasurer and Principal Financial Officer
December 19, 2014